Other Balance Sheet Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014		Dec. 31, 2013
Accounts receivable, net:
Total gross amount	$ 121,605,000	$ 122,650,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(2,440,000)	(3,242,000)		$ (897,000)
Reversal (additional provision) charged to expenses, net	368,000	(2,138,000)		(2,345,000)
Write-off	697,000	2,940,000
Balance at the end of the year	(1,375,000)	(2,440,000)		$ (3,242,000)
Accounts receivable, net	120,230,000	120,210,000
Prepaid expenses and other current assets:
Rental and other deposits	3,636,000	3,319,000
Input VAT	443,000	1,526,000
Prepayment for investments	25,574,000	4,037,000
Advertising prepayment	3,531,000	3,936,000
Prepayment to outsource service providers	5,422,000	1,730,000
Prepayment for license fee		1,872,000
Others	3,689,000	1,937,000
Prepaid expenses and other current assets	42,295,000	18,357,000	[1]
SINA and other related parties
Accounts receivable, net:
Total gross amount	33,961,000	18,648,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(139,000)
Balance at the end of the year	0	(139,000)
Accounts receivable, net	33,961,000	18,509,000	[1]
Alibaba
Accounts receivable, net:
Total gross amount	54,052,000	64,725,000
Allowance for doubtful accounts:
Accounts receivable, net	54,052,000	64,725,000	[1]
Third parties
Accounts receivable, net:
Total gross amount	33,592,000	39,277,000
Allowance for doubtful accounts:
Balance at the beginning of the year	(2,301,000)
Balance at the end of the year	(1,375,000)	(2,301,000)
Accounts receivable, net	$ 32,217,000	$ 36,976,000	[1]

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).